Jun. 30, 2025

Fees and Expenses.

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds, the annual operating expenses for each fund, and the pro forma expenses of Putnam Sustainable Retirement Maturity Fund, assuming consummation of the merger and based on pro forma combined assets as of January 31, 2025 . Please see “Information about the Merger – Trustees’ Considerations Relating to the Merger” for information about the expenses of the merger. The shareholder fees (fees paid directly from your investment) are the same for all classes of each fund except for Class A shares and will not change as a result of the merger, except for Class A shares. Annual fund operating expenses (expenses that are deducted from fund assets) are described in the table below.

Shareholder Fees (fees paid directly from your investment) Putnam Sustainable Retirement Maturity Fund
Shareholder Fees - Putnam Sustainable Retirement Maturity Fund	Class A Maturity		Class C Maturity		Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual Fund Operating Expenses (expenses that are deducted from fund assets) Putnam Sustainable Retirement Maturity Fund
November 30, 2027
Annual Fund Operating Expenses - Putnam Sustainable Retirement Maturity Fund		Class A Maturity	Class C Maturity	Class R Maturity	Class R3 Maturity	Class R4 Maturity	Class R5 Maturity	Class R6 Maturity	Class Y Maturity
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	none
Other Expenses (as a percentage of Assets):		0.19%	0.19%	0.34%	0.34%	0.34%	0.19%	0.09%	0.19%
Acquired Fund Fees and Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Expenses (as a percentage of Assets)		1.33%	2.08%	1.73%	1.48%	1.23%	1.08%	0.98%	1.08%
Fee Waiver or Reimbursement	[1]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net Expenses (as a percentage of Assets)		0.85%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
[1]	Reflects a contractual obligation of the Investment Manager to limit certain fund expenses and acquired fund fees through November 30, 2027. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Examples

The following hypothetical examples are intended to help you compare the cost of investing in either fund with the cost of investing in other funds. It assumes that you invest $10,000 in a fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that each fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Sustainable Retirement Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Maturity	483	660	959	1,809
Class C Maturity	263	505	978	2,093	163	505	978	2,093
Class R Maturity	127	396	795	1,912
Class R3 Maturity	102	318	662	1,636
Class R4 Maturity	77	240	529	1,354
Class R5 Maturity	61	192	447	1,179
Class R6 Maturity	51	160	393	1,062
Class Y Maturity	61	192	447	1,179

Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
8.56%
Worst calendar quarter
Mar. 31, 2020
(5.69%)

Average annual total returns after sales charges For periods ended 12/31/24
Average Annual Total Returns - Putnam Sustainable Retirement Maturity Fund		1 Year	5 Years	10 Years
Class A Maturity		2.38%	1.76%	2.13%
Class A Maturity | After Taxes on Distributions		0.95%	0.27%	0.90%
Class A Maturity | After Taxes on Distributions and Sales		1.40%	0.72%	1.12%
Class C Maturity		4.88%	1.83%	1.94%
Class R Maturity		6.25%	2.21%	2.23%
Class R3 Maturity	[1]	6.47%	2.43%	2.39%
Class R4 Maturity	[2]	6.76%	2.69%	2.65%
Class R5 Maturity	[3]	6.95%	2.86%	2.80%
Class R6 Maturity	[4]	7.00%	2.95%	2.88%
Class Y Maturity		6.88%	2.85%	2.80%
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)		1.25%	(0.33%)	1.35%
Russell 3000® Index (no deduction for fees, expenses or taxes)		23.81%	13.86%	12.55%
S&P Target Date To Retirement Income Index (no deduction for fees, expenses or taxes)		6.00%	3.68%	4.00%
[1]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b-1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[2]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[3]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares, adjusted for the higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to R6 shares prior to the inception of class R5 shares).
[4]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it been adjusted, returns would have been higher.